UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2012

Steven I. Koszalka

American Funds Portfolio Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The right choice for the long term®

American Funds
Portfolio SeriesSM

Special feature

Different tools for
different objectives

► See page 4

First report to shareholders, for the period ended October 31, 2012

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed stock and bond funds.

American Funds is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the cumulative total returns on a $1,000 investment with all distributions reinvested for the period ended September 30, 2012 (the most recent calendar quarter-end). Also shown are the estimated gross and net expense ratios as of the series’ prospectus dated January 1, 2013 (unaudited):

Class A shares	Lifetime total return*	Gross expense ratio	Net expense ratio

Total returns reflect 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	5.47%	1.14%	1.04%
American Funds Growth PortfolioSM	4.62	1.00	0.90
American Funds Growth and Income PortfolioSM	3.81	0.92	0.82
American Funds Balanced PortfolioSM	2.56	0.89	0.79
American Funds Income PortfolioSM	0.60	0.85	0.75

Total return reflects 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Income PortfolioSM	3.59	1.03	0.93

Total returns reflect 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	–1.29	0.88	0.75
American Funds Tax-Exempt Preservation PortfolioSM	–0.71	0.99	0.76

* Since May 18, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The portfolio series’ funds invest in Class R-6 shares of the underlying funds. The series’ investment adviser is currently waiving its management fee of 0.10%, and reimbursing a portion of other expenses in all share classes for the Tax-Exempt Preservation Portfolio and the Preservation Portfolio. Investment results and net expense ratios shown reflect the waiver and reimbursements, without which the results would have been lower and the expenses would have been higher. Expense ratios are estimated as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds. The waiver for all funds and the reimbursement for the Tax-Exempt Preservation Portfolio and the Preservation Portfolio will remain in effect at least through December 31, 2013. After that time, the adviser may elect at its discretion to extend, modify or terminate the reimbursement. The waiver may only be modified or terminated with the approval of the series’ board of trustees.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Fellow investors:

We welcome the opportunity to present the first report for American Funds Portfolio Series. This report covers the period from May 18, 2012 — the series’ launch — through the end of its fiscal year, October 31, 2012.

As you can see in the table on page 3, all of the funds in the series posted positive results. The table also shows how each fund fared against its respective benchmarks.

While results over the initial reporting period have been promising, it’s important to note that they represent the five-and-one-half months since the series began. The funds in the series are intended to be long-term investments; therefore, it’s prudent to maintain a long-term perspective.

The economy

Economic growth was sluggish during the reporting period, weighed down by a number of issues, including Europe’s sovereign debt problems, uncertainty over the potential “fiscal cliff” (which would trigger automatic spending cuts and tax rate increases) and softer corporate earnings. The U.S. gross domestic product (GDP) inched up 1.3% in the second quarter of 2012 and 2.7% in the third. Consistent, though modest, job growth over the period drove the unemployment rate down to 7.9% at the end of October. Inflation remained in check, with the Consumer Price Index, a key measure of inflation, increasing 2.2% year-over-year as of October 31. In international economies, Europe’s ongoing debt woes, slowing growth in developing markets and geopolitical issues hindered growth.

The stock market

U.S. stocks advanced nicely during the reporting period, with the unmanaged Standard & Poor’s 500 Composite Index (a broad measure of the U.S. stock market) growing 10.3%. Stocks hit a rough patch in May, however, amid signs of slowing growth in the U.S. and China. The summer months brought a sharp rally ignited by pockets of strength in the U.S. economy and assurances by the Federal Reserve that it would provide additional stimulus if necessary. Concerns about the pace of international economies and weaker third-quarter earnings helped send equities lower in October, ending a four-month streak of gains.

In this report

Special feature

4	Different tools for different objectives
Learn more about the funds’ objectives and holdings.

Contents

1	Letter to investors

6	Investment portfolios

14	Financial statements

54	Board of trustees and other officers

American Funds Portfolio Series	1

Small-company stocks posted solid returns, with the Russell 2000 Index (a benchmark for small-capitalization stocks) increasing 10.3%. International markets were generally positive, with the MSCI All Country World ex USA Index (a leading benchmark for developed and developing markets excluding the United States) climbing 13.1%* for the fiscal year.

The bond market

The low interest rate environment continued through the reporting period. In September, the Federal Reserve launched a third round of quantitative easing (QE3), which involves buying an additional $40 billion in mortgage-backed securities each month. In addition, the Fed indicated that it expects to keep short-term rates exceptionally low through at least mid-2015.

With low interest rates as a backdrop, most sectors of the bond market rallied during the period. The Barclays U.S. Aggregate Index (a measure of the broad investment-grade fixed-income market) gained 2.2%. Government, municipal and corporate investment-grade bonds all trended upward. In addition, strong investor demand drove credit spreads tighter. Risk-taking was rewarded as the high-yield sector posted the brightest returns; the Barclays U.S. Corporate High Yield 2% Issuer Capped Index advanced 7.5%.

The series

Each fund in the series is a combination of individual American Funds designed to pursue a specific goal, such as preservation, balance and appreciation. Given the fact that the stock market had an especially positive period, the series’ growth-oriented funds saw the strongest returns.

For more information on the series and the underlying funds, we invite you to read the article, “Different tools for different objectives” that begins on page 4.

Looking ahead

Some concerns lie ahead in the short term, such as the resolution of U.S. fiscal policy dilemmas and the persistent debt problems across the Atlantic. We will continue to monitor these and other issues closely. Not withstanding the challenges that we may encounter, the investment professionals remain committed to our time-tested approach of evaluating investments one at a time based on extensive fundamental research.

As always, we encourage investors to maintain a long-term perspective. We appreciate the trust you have placed in American Funds and look forward to reporting to you again in six months’ time.

Cordially,

Bradley J. Vogt
Vice Chairman of the Board

Walter R. Burkley
President

December 11, 2012

For current information about the series, visit americanfunds.com.

* Unless otherwise noted, MSCI indexes are expressed in U.S. dollars and their results reflect dividends net of withholding taxes.

2	American Funds Portfolio Series

Results at a glance

Cumulative total returns for Class A shares for the period ended October 31, 2012 (with all distributions reinvested)

Lifetime (since 5/18/12)

American Funds Global Growth Portfolio	11.70%
MSCI All Country World Index (ACWI)*†	11.44
Lipper Global Funds Index	10.54

American Funds Growth Portfolio	10.20
Standard & Poor’s 500 Composite Index*	10.26
Lipper Growth Funds Index	9.38

American Funds Growth and Income Portfolio	9.63
Standard & Poor’s 500 Composite Index*	10.26
Lipper Growth and Income Funds Index	10.27

American Funds Balanced Portfolio	8.62
Standard & Poor’s 500 Composite Index*	10.26
Lipper Balanced Funds Index	7.39

American Funds Income Portfolio	6.84
Standard & Poor’s 500 Composite Index*	10.26
Lipper Income Funds Index	6.30

American Funds Tax-Advantaged Income Portfolio	7.73
Barclays Municipal Bond Index*	2.56
Lipper Income Funds Index	6.30

American Funds Preservation Portfolio	1.26
Barclays U.S. Government/Credit 1–7 Year ex BBB Index*	1.20
Lipper Short-Intermediate Investment-Grade Debt Funds Index	2.53

American Funds Tax-Exempt Preservation Portfolio	2.10
Barclays Municipal Short-Intermediate 1–10 Years Index*	1.32
Lipper Intermediate Municipal Debt Funds Index	2.06

* The market indexes are unmanaged and, therefore, have no expenses.

† Results reflect dividends net of withholding taxes.

The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure results of more than 40 developed and emerging equity markets. The S&P 500 is a market capitalization-weighted index based on the average weighted results of 500 widely held common stocks.

Lipper Global Funds Index is an equally weighted index of funds that invest at least 25% of their portfolios in securities traded outside of the U.S. and may own U.S. securities as well. Lipper Growth Funds Index is an equally weighted index of growth funds. Lipper Growth and Income Funds Index is an equally weighted index of funds that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. Lipper Balanced Funds Index is an equally weighted index of funds that seek to conserve principal by maintaining a balanced portfolio of both stocks and bonds. Lipper Income Funds Index is an equally weighted index of funds that normally seek a high level of current income through investing in income-producing stocks, bonds and money market instruments. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. Lipper Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years.

Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Barclays U.S. Government/Credit 1–7 Years ex BBB Index is a market-value-weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to seven years, excluding BBB-rated securities. Barclays Municipal Short-Intermediate 1–10 Years Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to 10 years.

American Funds Portfolio Series	3

Different tools for
different objectives

Providing choices for investors
American Funds Portfolio Series was launched in May 2012 to help investors pursue preservation, balance and appreciation. Each of the eight funds in the series represents a blend of individual American Funds designed to help investors meet particular investment goals.

Experienced management
A Portfolio Oversight Committee actively monitors the series to keep the portfolios aligned with their objectives and to determine whether any changes to the underlying fund allocations are needed.

“With the portfolio series, what we’re really doing is answering a question we regularly receive from advisers, their clients, our friends and even our own family members: ‘Could you suggest a handful of your funds that would work well together?’ We’ve tried to create a spectrum of portfolios with complementary fund combinations designed to achieve specific investment objectives.”

Brad Vogt
25 years of investment
experience

Designed with specific objectives in mind

American Funds Global Growth Portfolio
Designed to help investors pursue long-term goals by investing in funds with exposure to companies located around the world.

Underlying funds:
30% Capital World Growth and Income Fund
30% New Perspective Fund
20% New World Fund
20% The New Economy Fund

American Funds Growth Portfolio
Seeks to help investors pursue longer term goals through exposure to a diverse mix of stocks of companies with strong growth potential.

Underlying funds:
30% AMCAP Fund
30% Fundamental Investors
25% EuroPacific Growth Fund
15% SMALLCAP World Fund

4	American Funds Portfolio Series

American Funds Growth and Income Portfolio
Seeks to help investors build assets over time through exposure to a wide range of stock investments, as well as income from dividend-paying companies and fixed-income securities.

Underlying funds:
25% Capital Income Builder
20% Capital World Growth and Income Fund
20% The Growth Fund of America
20% The Investment Company of America
15% Capital World Bond Fund

American Funds Balanced Portfolio
Offers exposure to a mix of global stocks and bonds that can temper the impact of volatility on an overall portfolio to help an investor pursue future needs and goals.

Underlying funds:
25% American Balanced Fund
25% The Bond Fund of America
20% New Perspective Fund
15% Capital World Growth and Income Fund
15% Washington Mutual Investors Fund

American Funds Income Portfolio
With exposure to a diverse mix of stocks from dividend-paying companies and fixed-income securities, the portfolio seeks to provide income and long-term growth potential with lower volatility than the S&P 500.

Underlying funds:
20% American Mutual Fund
20% Capital Income Builder
20% The Income Fund of America
20% American High-Income Trust
20% U.S. Government Securities Fund

American Funds Tax-Advantaged Income Portfolio
Through exposure to a diverse mix of municipal bonds and dividend-paying companies, the portfolio seeks to help investors grow their assets while also providing some tax-exempt income.

Underlying funds:
25% Capital World Growth and Income Fund
25% Washington Mutual Investors Fund
25% American High-Income Municipal Bond Fund
25% The Tax-Exempt Bond Fund of America

American Funds Preservation Portfolio
As part of a diversified investment strategy, this fund of funds seeks to provide investors with capital preservation and a source of current income to help cover unexpected expenses.

Underlying funds:
40% Intermediate Bond Fund of America
40% Short-Term Bond Fund of America
20% The Bond Fund of America

American Funds Tax-Exempt Preservation Portfolio
As part of a diversified investment strategy, this fund of funds seeks to provide investors with capital preservation and a source of tax-exempt income to help cover unexpected expenses.

Underlying funds:
70% Limited Term Tax-Exempt Bond Fund of America
30% The Tax-Exempt Bond Fund of America

The underlying fund allocations are as of 10/31/12. Portfolio Series funds are actively monitored, so allocations will vary over time.

American Funds Portfolio Series	5

American Funds Global Growth Portfolio
Investment portfolio, October 31, 2012

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 70.0%
The New Economy Fund, Class R-6	618,408	$17,526	20.0%
New Perspective Fund, Inc., Class R-6	867,036	26,288	30.0
New World Fund, Inc., Class R-6	333,061	17,526	20.0

		61,340	70.0

Growth-and-income funds — 30.0%
Capital World Growth and Income Fund, Inc., Class R-6	728,416	26,288	30.0

Total investment securities (cost: $82,186,000)		87,628	100.0
Other assets less liabilities		48	—

Net assets		$87,676	100.0%

See Notes to Financial Statements

6	American Funds Portfolio Series

American Funds Growth Portfolio
Investment portfolio, October 31, 2012

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 70.0%
AMCAP Fund, Class R-6	2,442,024	$51,502	30.0%
EuroPacific Growth Fund, Class R-6	1,078,627	42,919	25.0
SMALLCAP World Fund, Inc., Class R-6	659,103	25,751	15.0

		120,172	70.0

Growth-and-income funds — 30.0%
Fundamental Investors, Class R-6	1,292,728	51,502	30.0

Total investment securities (cost: $164,457,000)		171,674	100.0
Other assets less liabilities		(49)	—

Net assets		$171,625	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	7

American Funds Growth and Income Portfolio
Investment portfolio, October 31, 2012

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 20.0%
The Growth Fund of America, Inc., Class R-6	2,521,518	$84,572	20.0%

Growth-and-income funds — 40.0%
Capital World Growth and Income Fund, Inc., Class R-6	2,343,356	84,572	20.0
The Investment Company of America, Class R-6	2,782,880	84,572	20.0

		169,144	40.0

Equity-income and Balanced funds — 25.0%
Capital Income Builder, Class R-6	2,003,689	105,714	25.0

Bond funds — 15.0%
Capital World Bond Fund, Class R-6	2,941,966	63,429	15.0

Total investment securities (cost: $412,703,000)		422,859	100.0
Other assets less liabilities		69	—

Net assets		$422,928	100.0%

See Notes to Financial Statements

8	American Funds Portfolio Series

American Funds Balanced Portfolio
Investment portfolio, October 31, 2012

Fund investments	Shares	Value (000)	Percent of net assets

Growth funds — 20.0%
New Perspective Fund, Inc., Class R-6	2,367,661	$71,787	20.0%

Growth-and-income funds — 30.0%
Capital World Growth and Income Fund, Inc., Class R-6	1,491,843	53,841	15.0
Washington Mutual Investors Fund, Class R-6	1,730,653	53,841	15.0

		107,682	30.0

Equity-income and Balanced funds — 25.0%
American Balanced Fund, Class R-6	4,453,317	89,734	25.0

Bond funds — 25.0%
The Bond Fund of America, Class R-6	6,918,608	89,734	25.0

Total investment securities (cost: $350,245,000)		358,937	100.0
Other assets less liabilities		(109)	—

Net assets		$358,828	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	9

American Funds Income Portfolio
Investment portfolio, October 31, 2012

Fund investments	Shares	Value (000)	Percent of net assets

Growth-and-income funds — 20.0%
American Mutual Fund, Class R-6	3,026,608	$85,592	20.0%

Equity-income and Balanced funds — 40.0%
Capital Income Builder, Class R-6	1,622,299	85,593	20.0
The Income Fund of America, Class R-6	4,757,781	85,592	20.0

		171,185	40.0

Bond funds — 40.0%
American High-Income Trust, Class R-6	7,614,990	85,593	20.0
U.S. Government Securities Fund, Class R-6	5,866,517	85,592	20.0

		171,185	40.0

Total investment securities (cost: $422,062,000)		427,962	100.0
Other assets less liabilities		(38)	—

Net assets		$427,924	100.0%

See Notes to Financial Statements

10	American Funds Portfolio Series

American Funds Tax-Advantaged Income Portfolio
Investment portfolio, October 31, 2012

Fund investments	Shares	Value (000)	Percent of net assets

Growth-and-income funds — 50.0%
Capital World Growth and Income Fund, Inc., Class R-6	541,367	$19,538	25.0%
Washington Mutual Investors Fund, Class R-6	628,027	19,538	25.0

		39,076	50.0

Tax-exempt bond funds — 50.0%
American High-Income Municipal Bond Fund, Class R-6	1,275,321	19,538	25.0
The Tax-Exempt Bond Fund of America, Class R-6	1,484,644	19,538	25.0

		39,076	50.0

Total investment securities (cost: $75,411,000)		78,152	100.0
Other assets less liabilities		(26)	—

Net assets		$78,126	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	11

American Funds Preservation Portfolio
Investment portfolio, October 31, 2012

Fund investments	Shares	Value (000)	Percent of net assets

Bond funds — 100.0%
The Bond Fund of America, Class R-6	3,715,021	$48,183	20.0%
Intermediate Bond Fund of America, Class R-6	6,993,299	96,368	40.0
Short-Term Bond Fund of America, Class R-6	9,550,808	96,368	40.0

Total investment securities (cost: $240,350,000)		240,919	100.0
Other assets less liabilities		(51)	—

Net assets		$240,868	100.0%

See Notes to Financial Statements

12	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio
Investment portfolio, October 31, 2012

Fund investments	Shares	Value (000)	Percent of net assets

Tax-exempt bond funds — 100.0%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	4,905,147	$80,396	70.0%
The Tax-Exempt Bond Fund of America, Class R-6	2,618,173	34,455	30.0

Total investment securities (cost: $114,136,000)		114,851	100.0
Other assets less liabilities		(74)	—

Net assets		$114,777	100.0%

See Notes to Financial Statements

American Funds Portfolio Series	13

Financial statements

Statements of assets and liabilities at October 31, 2012

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio

Assets:
Investment securities, at value	$87,628		$171,674		$422,859
Receivables for:
Sales of fund’s shares	1,719		3,757		7,955
Dividends	—		—		—

Total assets	89,347		175,431		430,814

Liabilities:
Payables for:
Purchases of investments	1,614		3,599		7,097
Repurchases of fund’s shares	28		144		636
Dividends on fund’s shares	—		—		—
Services provided by related parties	26		58		144
Trustees’ deferred compensation	—	*	—	*	—	*
Other	3		5		9

Total liabilities	1,671		3,806		7,886

Net assets at October 31, 2012	$87,676		$171,625		$422,928

Net assets consist of:
Capital paid in on shares of beneficial interest	$82,139		$164,500		$412,440
Undistributed net investment income	145		94		425
(Accumulated) undistributed net realized (loss) gain	(50)		(186)		(93)
Net unrealized appreciation	5,442		7,217		10,156
Net assets at October 31, 2012	$87,676		$171,625		$422,928

Investment securities, at cost	$82,186		$164,457		$412,703

* Amount less than one thousand.

See Notes to Financial Statements

14	American Funds Portfolio Series

(dollars in thousands)

Balanced Portfolio		Income Portfolio		Tax-Advantaged Income Portfolio		Preservation Portfolio		Tax-Exempt Preservation Portfolio

$358,937		$427,962		$78,152		$240,919		$114,851

8,440		7,602		2,162		7,151		1,448
26		79		121		102		268

367,403		435,643		80,435		248,172		116,567

8,199		7,478		2,265		6,923		1,651
237		75		18		286		87
—		—		—		6		12
131		159		24		84		38
—	*	—	*	—	*	—	*	—	*
8		7		2		5		2

8,575		7,719		2,309		7,304		1,790

$358,828		$427,924		$78,126		$240,868		$114,777

$349,925		$421,315		$75,222		$240,215		$114,013
307		765		177		86		56
(96)		(56)		(14)		(2)		(7)
8,692		5,900		2,741		569		715
$358,828		$427,924		$78,126		$240,868		$114,777

$350,245		$422,062		$75,411		$240,350		$114,136

American Funds Portfolio Series	15

Statements of assets and liabilities at October 31, 2012 (continued)

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$53,354	$108,024	$299,962
	Shares outstanding	4,779	9,806	27,566
	Net asset value per share	$11.17	$11.02	$10.88

Class B:	Net assets	$485	$1,427	$3,761
	Shares outstanding	43	130	346
	Net asset value per share	$11.13	$10.98	$10.86

Class C:	Net assets	$7,627	$14,284	$39,558
	Shares outstanding	685	1,301	3,643
	Net asset value per share	$11.13	$10.98	$10.86

Class F-1:	Net assets	$1,653	$3,161	$6,749
	Shares outstanding	148	287	620
	Net asset value per share	$11.17	$11.02	$10.88

Class F-2:	Net assets	$1,196	$1,851	$4,114
	Shares outstanding	107	168	378
	Net asset value per share	$11.18	$11.03	$10.89

Class 529-A:	Net assets	$8,942	$20,903	$35,800
	Shares outstanding	801	1,898	3,291
	Net asset value per share	$11.16	$11.01	$10.88

Class 529-B:	Net assets	$157	$507	$604
	Shares outstanding	14	46	56
	Net asset value per share	$11.14	$10.98	$10.86

Class 529-C:	Net assets	$2,000	$8,041	$14,675
	Shares outstanding	180	733	1,352
	Net asset value per share	$11.12	$10.98	$10.86

Class 529-E:	Net assets	$188	$657	$1,115
	Shares outstanding	17	60	103
	Net asset value per share	$11.16	$11.00	$10.87

Class 529-F-1:	Net assets	$258	$969	$1,331
	Shares outstanding	23	88	122
	Net asset value per share	$11.18	$11.03	$10.89

Class R-1:	Net assets	$134	$752	$816
	Shares outstanding	12	68	75
	Net asset value per share	$11.14	$10.99	$10.86

Class R-2:	Net assets	$445	$1,509	$1,484
	Shares outstanding	40	137	136
	Net asset value per share	$11.15	$11.00	$10.86

Class R-3:	Net assets	$227	$505	$1,298
	Shares outstanding	20	46	119
	Net asset value per share	$11.16	$11.01	$10.87

Class R-4:	Net assets	$318	$227	$93
	Shares outstanding	28	21	9
	Net asset value per share	$11.18	$11.03	$10.89

Class R-5:	Net assets	$10,674	$8,737	$11,519
	Shares outstanding	955	792	1,058
	Net asset value per share	$11.18	$11.03	$10.89

Class R-6:	Net assets	$18	$71	$49
	Shares outstanding	2	6	4
	Net asset value per share	$11.17	$11.03	$10.89

See Notes to Financial Statements

16	American Funds Portfolio Series

(dollars and shares in thousands, except per-share amounts)

Balanced Portfolio	Income Portfolio	Tax-Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$238,580	$306,501	$66,173	$163,334	$71,341
22,093	29,010	6,205	16,204	7,053
$10.80	$10.57	$10.66	$10.08	$10.11

$3,190	$2,472	$74	$1,602	$101
296	234	7	159	10
$10.78	$10.55	$10.66	$10.08	$10.12

$40,201	$57,237	$7,552	$32,688	$22,159
3,731	5,429	710	3,245	2,193
$10.78	$10.54	$10.64	$10.07	$10.10

$4,298	$18,026	$2,884	$6,796	$9,144
398	1,706	271	674	904
$10.80	$10.57	$10.66	$10.08	$10.11

$6,126	$9,843	$1,443	$3,043	$12,032
567	931	135	302	1,190
$10.81	$10.57	$10.67	$10.08	$10.11

$34,148	$13,033		$16,801
3,163	1,234		1,667
$10.79	$10.56		$10.08

$495	$335		$531
46	32		53
$10.78	$10.55		$10.08

$14,126	$8,891		$8,453
1,311	844		839
$10.78	$10.54		$10.08

$876	$856		$1,345
81	81		134
$10.79	$10.56		$10.07

$1,353	$456		$686
125	43		68
$10.80	$10.57		$10.08

$807	$152		$271
75	14		27
$10.78	$10.55		$10.08

$2,552	$2,028		$1,401
237	192		139
$10.79	$10.56		$10.07

$4,686	$1,844		$245
434	175		24
$10.79	$10.56		$10.08

$596	$874		$271
55	83		27
$10.80	$10.57		$10.08

$6,741	$5,329		$3,377
624	504		335
$10.81	$10.57		$10.08

$53	$47		$24
5	4		2
$10.81	$10.57		$10.08

American Funds Portfolio Series	17

Statements of operations for the period May 18, 20121 to October 31, 2012

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio

Investment income:
Dividends	$265		$306		$2,184
Interest	1		5		4

	266		311		2,188

Fees and expenses[3]:
Investment advisory services	26		44		94
Distribution services	81		153		349
Transfer agent services	21		35		71
Reports to shareholders	—	[2]	—	[2]	—	[2]
Registration statement and prospectus	10		10		14
Trustees’ compensation	—	[2]	—	[2]	—	[2]
Auditing and legal	2		3		5
Custodian	4		4		4
Other	2		7		11

Total fees and expenses before waiver	146		256		548
Less investment advisory services waiver	26		44		94

Total fees and expenses after waiver	120		212		454

Net investment income	146		99		1,734

Net realized (loss) gain and unrealized appreciation on investments:
Net realized (loss) gain on sale of investments	(7)		(186)		(93)
Net unrealized appreciation on investments	5,442		7,217		10,156

Net realized (loss) gain and unrealized appreciation on investments	5,435		7,031		10,063

Net increase in net assets resulting from operations	$5,581		$7,130		$11,797

[1]	Commencement of operations.
[2]	Amount less than one thousand.
[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

18	American Funds Portfolio Series

(dollars in thousands)

Balanced Portfolio		Income Portfolio		Tax-Advantaged Income Portfolio		Preservation Portfolio		Tax-Exempt Preservation Portfolio

$1,625		$3,535		$871		$920		$922
6		—	[2]	—	[2]	—	[2]	1

1,631		3,535		871		920		923

81		93		24		53		30
321		364		81		210		112
62		68		20		40		24
—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
13		16		5		14		6
—	[2]	—	[2]	—	[2]	—	[2]	—	[2]
5		5		2		3		2
4		4		4		4		4
11		5		—	[2]	6		—	[2]

497		555		136		330		178
81		93		24		53		30

416		462		112		277		148

1,215		3,073		759		643		775

(96)		(55)		16		1		38
8,692		5,900		2,741		569		715

8,596		5,845		2,757		570		753

$9,811		$8,918		$3,516		$1,213		$1,528

American Funds Portfolio Series	19

Statements of changes in net assets for the period May 18, 2012* to October 31, 2012

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio

Operations:
Net investment income	$146	$99	$1,734
Net realized (loss) gain	(7)	(186)	(93)
Net unrealized appreciation on investments	5,442	7,217	10,156

Net increase in net assets resulting from operations	5,581	7,130	11,797

Dividends paid to shareholders from net investment income:
Class A	—	—	(1,009)
Class B	—	—	(9)
Class C	—	—	(74)
Class F-1	—	—	(19)
Class F-2	—	—	(11)
Class 529-A	—	—	(100)
Class 529-B	—	—	(1)
Class 529-C	—	—	(27)
Class 529-E	—	—	(4)
Class 529-F-1	—	—	(3)
Class R-1	—	—	(2)
Class R-2	—	—	(2)
Class R-3	—	—	(4)
Class R-4	—	—	— †
Class R-5	—	—	(40)
Class R-6	—	—	— †

Total dividends from net investment income	—	—	(1,305)

Net capital share transactions	82,095	164,495	412,436

Total increase in net assets	87,676	171,625	422,928

Net assets:
Beginning of period	—	—	—
End of period	$87,676	$171,625	$422,928

Undistributed net investment income	$145	$94	$425

* Commencement of operations.
† Amount less than one thousand.

See Notes to Financial Statements

20	American Funds Portfolio Series

(dollars in thousands)

Balanced Portfolio	Income Portfolio	Tax-Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$1,215	$3,073	$759	$643	$775
(96)	(55)	16	1	38
8,692	5,900	2,741	569	715

9,811	8,918	3,516	1,213	1,528

(655)	(1,728)	(526)	(430)	(528)
(5)	(13)	— †	(1)	— †
(62)	(250)	(30)	(31)	(83)
(11)	(99)	(18)	(17)	(45)
(15)	(46)	(8)	(14)	(62)
(85)	(70)		(40)
(1)	(1)		— †
(21)	(40)		(5)
(2)	(5)		(3)
(4)	(3)		(3)
(1)	(1)		— †
(3)	(6)		(2)
(11)	(10)		(1)
(2)	(5)		— †
(24)	(32)		(13)
— †	— †		— †

(902)	(2,309)	(582)	(560)	(718)

349,919	421,315	75,192	240,215	113,967

358,828	427,924	78,126	240,868	114,777

—	—	—	—	—
$358,828	$427,924	$78,126	$240,868	$114,777

$307	$765	$177	$86	$56

American Funds Portfolio Series	21

Notes to financial statements

1. Organization

American Funds Portfolio Series (the “series”) was organized on January 4, 2012, as a Delaware statutory trust. The series is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. On March 19, 2012, each fund obtained its initial capitalization through the sale of 1,250 Class A shares of beneficial interest to Capital Research and Management Company (“CRMC”), the series’ investment adviser. The series’ fiscal year ends on October 31. The funds’ investment objectives and the principal strategies the funds use to achieve these objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.

American Funds Growth Portfolio	Seeks long-term growth of capital.

American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.

American Funds Balanced Portfolio	Seeks current income and long-term growth of capital and income.

American Funds Income Portfolio	Seeks current income and, secondarily, long-term growth of capital.

American Funds Tax-Advantaged Income Portfolio	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.

American Funds Preservation Portfolio	Seeks current income, consistent with the preservation of capital.

American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Portfolio and Preservation Portfolio each have 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Income Portfolio and Tax-Exempt Preservation Portfolio each have five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2). The funds’ share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature

Classes A and 529-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None

Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years

Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years

Class 529-C	None	1% for redemptions within one year of purchase	None

Class 529-E	None	None	None

Classes F-1, F-2 and 529-F-1	None	None	None

Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the funds are not available for purchase.

22	American Funds Portfolio Series

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 36 to 42.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies the funds’ assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2012, all of the investment securities for each fund were classified as Level 1.

American Funds Portfolio Series	23

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the funds are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the funds’ assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the funds’ investments consist of underlying funds, the funds’ risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in bonds — Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a security before its stated maturity, which may result in the underlying fund having to reinvest the proceeds in lower yielding securities.

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk.

Investing in lower rated bonds — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in bonds rated Ba1 or BB+ or below by Nationally Recognized Statistical Rating Organizations or unrated but determined by the underlying fund’s investment adviser to be of equivalent quality. Such securities are considered speculative and are sometimes referred to as “junk bonds.” The value of the underlying funds may be similarly affected.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

24	American Funds Portfolio Series

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in U.S. government securities — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-backed and asset-backed securities — Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the underlying fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid more slowly than expected, the expected duration of the securities may be extended, reducing the cash flow for potential reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in similar municipal bonds — Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences.

As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Management — The investment adviser to the fund and to the underlying funds actively manages the funds’ investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Portfolio Series	25

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed.

As of and during the period ended October 31, 2012, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

The series is not subject to examination by U.S. federal and state tax authorities for tax years before 2012, the year the series commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income shown on the accompanying financial statements are considered ordinary income distributions or tax-exempt income distributions for tax purposes. Distributions from short-term net realized gains are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains are considered long-term capital gain distributions for tax purposes.

As of October 31, 2012, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio	Income Portfolio		Tax- Advantaged Income Portfolio		Preservation Portfolio		Tax-Exempt Preservation Portfolio

Undistributed ordinary income	$199	$98	$425	$307	$765		$124		$86		$—
Undistributed tax-exempt income	—	—	—	—	—		101		—		56
Capital loss carryforward	—	—	(1)	—	—		—		—		—

Gross and net unrealized appreciation on investment securities	5,338	7,026	10,064	8,596	5,844		2,678		566		707

Cost of investment securities	82,290	164,648	412,795	350,341	422,118		75,474		240,353		114,143

Reclassification to undistributed net investment income from accumulated net realized loss	—	—	—	—	1		—		3		—
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income	1	5	4	6	—	*	—	*	—	*	1
Reclassification to capital paid in on shares of beneficial interest from accumulated net realized loss	43	—	—	—	—		30		—		45

* Amount less than one thousand.

26	American Funds Portfolio Series

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, also advises the underlying American Funds and is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of 0.10% of daily net assets. CRMC is currently waiving these fees. This waiver can only be modified or terminated with the approval of the series’ board of trustees. Investment advisory services fees are presented in the statements of operations gross of the waiver from CRMC. CRMC receives fees from the underlying American Funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the Financial Highlights table on pages 36 to 42.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The series has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits

Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of October 31, 2012, unreimbursed expenses subject to reimbursement for the funds’ Class A and 529-A shares were as follows (dollars in thousands):

	Class A	Class 529-A

Global Growth Portfolio	$4	$—
Growth Portfolio	22	—
Growth and Income Portfolio	96	—
Balanced Portfolio	48	1
Income Portfolio	156	—
Tax-Advantaged Income Portfolio	54	Not applicable
Preservation Portfolio	76	—
Tax-Exempt Preservation Portfolio	193	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series.

American Funds Portfolio Series	27

529 plan services — For funds with 529 share classes, each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above and on the previous page for the period ended October 31, 2012, were as follows:

	Distribution services	Transfer agent services	529 plan services

Global Growth Portfolio
Class A	$56,969	$16,561	Not applicable
Class B	988	81	Not applicable
Class C	13,695	880	Not applicable
Class F-1	673	300	Not applicable
Class F-2	Not applicable	203	Not applicable
Class 529-A	3,144	1,485	$1,927
Class 529-B	350	31	37
Class 529-C	4,439	338	444
Class 529-E	111	9	26
Class 529-F-1	—	29	41
Class R-1	244	30	Not applicable
Class R-2	269	71	Not applicable
Class R-3	320	85	Not applicable
Class R-4	35	12	Not applicable
Class R-5	Not applicable	1,180	Not applicable
Class R-6	Not applicable	83	Not applicable

Total class-specific expenses	$81,237	$21,378	$2,475

Growth Portfolio
Class A	$91,278	$25,003	Not applicable
Class B	2,645	214	Not applicable
Class C	27,535	1,795	Not applicable
Class F-1	1,438	531	Not applicable
Class F-2	Not applicable	248	Not applicable
Class 529-A	8,884	3,547	$4,613
Class 529-B	1,063	91	107
Class 529-C	16,237	1,192	1,614
Class 529-E	570	49	118
Class 529-F-1	—	143	202
Class R-1	1,635	171	Not applicable
Class R-2	1,463	372	Not applicable
Class R-3	617	110	Not applicable
Class R-4	47	10	Not applicable
Class R-5	Not applicable	1,115	Not applicable
Class R-6	Not applicable	83	Not applicable

Total class-specific expenses	$153,412	$34,674	$6,654

28	American Funds Portfolio Series

	Distribution services	Transfer agent services	529 plan services

Growth and Income Portfolio
Class A	$206,163	$53,355	Not applicable
Class B	8,013	658	Not applicable
Class C	76,745	4,989	Not applicable
Class F-1	3,138	1,004	Not applicable
Class F-2	Not applicable	392	Not applicable
Class 529-A	20,905	5,720	$7,451
Class 529-B	1,317	110	133
Class 529-C	27,662	2,022	2,746
Class 529-E	1,062	88	214
Class 529-F-1	—	196	260
Class R-1	1,699	176	Not applicable
Class R-2	1,169	305	Not applicable
Class R-3	1,198	184	Not applicable
Class R-4	23	7	Not applicable
Class R-5	Not applicable	1,350	Not applicable
Class R-6	Not applicable	30	Not applicable

Total class-specific expenses	$349,094	$70,586	$10,804

Balanced Portfolio
Class A	$168,743	$43,903	Not applicable
Class B	6,953	574	Not applicable
Class C	79,629	5,223	Not applicable
Class F-1	2,094	718	Not applicable
Class F-2	Not applicable	624	Not applicable
Class 529-A	23,166	5,907	$7,659
Class 529-B	1,180	96	119
Class 529-C	30,797	2,421	3,057
Class 529-E	964	85	194
Class 529-F-1	—	224	295
Class R-1	1,588	163	Not applicable
Class R-2	2,035	523	Not applicable
Class R-3	3,244	353	Not applicable
Class R-4	472	138	Not applicable
Class R-5	Not applicable	854	Not applicable
Class R-6	Not applicable	13	Not applicable

Total class-specific expenses	$320,865	$61,819	$11,324

Income Portfolio
Class A	$205,825	$50,907	Not applicable
Class B	6,237	552	Not applicable
Class C	112,824	7,381	Not applicable
Class F-1	10,271	3,176	Not applicable
Class F-2	Not applicable	1,081	Not applicable
Class 529-A	6,691	2,043	$2,684
Class 529-B	542	43	56
Class 529-C	16,659	1,140	1,656
Class 529-E	974	93	196
Class 529-F-1	—	74	99
Class R-1	225	25	Not applicable
Class R-2	2,143	635	Not applicable
Class R-3	1,374	174	Not applicable
Class R-4	299	43	Not applicable
Class R-5	Not applicable	604	Not applicable
Class R-6	Not applicable	19	Not applicable

Total class-specific expenses	$364,064	$67,990	$4,691

American Funds Portfolio Series	29

	Distribution services	Transfer agent services	529 plan services

Tax-Advantaged Income Portfolio
Class A	$65,221	$18,477	Not applicable
Class B	198	22	Not applicable
Class C	14,569	889	Not applicable
Class F-1	1,331	442	Not applicable
Class F-2	Not applicable	210	Not applicable

Total class-specific expenses	$81,319	$20,040	$—

Preservation Portfolio
Class A	$111,400	$28,877	Not applicable
Class B	2,840	229	Not applicable
Class C	60,769	3,955	Not applicable
Class F-1	2,898	840	Not applicable
Class F-2	Not applicable	689	Not applicable
Class 529-A	9,394	2,741	$3,567
Class 529-B	1,497	134	150
Class 529-C	19,376	1,539	1,926
Class 529-E	1,152	96	230
Class 529-F-1	—	116	162
Class R-1	136	13	Not applicable
Class R-2	687	143	Not applicable
Class R-3	287	77	Not applicable
Class R-4	43	7	Not applicable
Class R-5	Not applicable	428	Not applicable
Class R-6	Not applicable	9	Not applicable

Total class-specific expenses	$210,479	$39,893	$6,035

Tax-Exempt Preservation Portfolio
Class A	$65,795	$18,610	Not applicable
Class B	309	31	Not applicable
Class C	41,590	2,704	Not applicable
Class F-1	3,849	1,094	Not applicable
Class F-2	Not applicable	1,190	Not applicable

Total class-specific expenses	$111,543	$23,629	$—

30	American Funds Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and the net increase in the value of the deferred amounts as follows:

	Current fees	Increase in value of deferred amounts	Total trustees’ compensation

Global Growth Portfolio	$29	$—	$29
Growth Portfolio	42	—	42
Growth and Income Portfolio	78	—	78
Balanced Portfolio	67	1	68
Income Portfolio	71	—	71
Tax-Advantaged Income Portfolio	29	—	29
Preservation Portfolio	47	1	48
Tax-Exempt Preservation Portfolio	29	—	29

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.

7. Investment transactions and other disclosures

The funds made purchases and sales of investment securities during the period ended October 31, 2012, as follows (dollars in thousands):

	Purchases	Sales

Global Growth Portfolio	$105,184	$22,991
Growth Portfolio	186,624	21,981
Growth and Income Portfolio	425,923	13,128
Balanced Portfolio	365,737	15,396
Income Portfolio	436,220	14,103
Tax-Advantaged Income Portfolio	99,173	23,778
Preservation Portfolio	258,662	18,313
Tax-Exempt Preservation Portfolio	137,906	23,809

CRMC has agreed to bear all offering and organizational expenses of the series. The offering costs include state and SEC registration fees. Organizational costs include administrative and legal fees. The total amount of offering and organizational expenses borne by CRMC was $1,540,000. These expenses are not included in the accompanying financial statements.

American Funds Portfolio Series	31

8. Capital share transactions

Capital share transactions in the funds for the period May 18, 2012, commencement of operations, to October 31, 2012, were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of dividends		Repurchases*		Net increase

Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount		Shares

Global Growth Portfolio
Class A	$77,801	7,379	$—	—	$(28,728)	(2,600)	$49,073		4,779
Class B	527	48	—	—	(59)	(5)	468		43
Class C	7,840	722	—	—	(401)	(37)	7,439		685
Class F-1	1,639	153	—	—	(51)	(5)	1,588		148
Class F-2	1,317	123	—	—	(180)	(16)	1,137		107
Class 529-A	8,651	807	—	—	(71)	(6)	8,580		801
Class 529-B	154	14	—	—	(3)	— †	151		14
Class 529-C	1,927	181	—	—	(6)	(1)	1,921		180
Class 529-E	185	17	—	—	— †	— †	185		17
Class 529-F-1	251	23	—	—	—	—	251		23
Class R-1	131	12	—	—	—	—	131		12
Class R-2	442	40	—	—	— †	— †	442		40
Class R-3	419	40	—	—	(211)	(20)	208		20
Class R-4	320	28	—	—	— †	— †	320		28
Class R-5	10,620	993	—	—	(419)	(38)	10,201		955
Class R-6	191	19	—	—	(191)	(17)	—	†	2

Total net increase (decrease)	$112,415	10,599	$—	—	$(30,320)	(2,745)	$82,095		7,854

Growth Portfolio
Class A	$132,170	12,495	$—	—	$(29,441)	(2,689)	$102,729		9,806
Class B	1,449	135	—	—	(51)	(5)	1,398		130
Class C	14,646	1,364	—	—	(679)	(63)	13,967		1,301
Class F-1	3,179	297	—	—	(104)	(10)	3,075		287
Class F-2	1,820	170	—	—	(23)	(2)	1,797		168
Class 529-A	20,526	1,923	—	—	(272)	(25)	20,254		1,898
Class 529-B	506	48	—	—	(19)	(2)	487		46
Class 529-C	7,926	739	—	—	(69)	(6)	7,857		733
Class 529-E	647	60	—	—	(1)	— †	646		60
Class 529-F-1	1,032	96	—	—	(90)	(8)	942		88
Class R-1	731	68	—	—	—	—	731		68
Class R-2	1,619	148	—	—	(114)	(11)	1,505		137
Class R-3	625	59	—	—	(142)	(13)	483		46
Class R-4	229	21	—	—	— †	— †	229		21
Class R-5	8,464	803	—	—	(125)	(11)	8,339		792
Class R-6	245	23	—	—	(189)	(17)	56		6

Total net increase (decrease)	$195,814	18,449	$—	—	$(31,319)	(2,862)	$164,495		15,587

32	American Funds Portfolio Series

	Sales*		Reinvestments of dividends				Repurchases*		Net increase

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Growth and Income Portfolio
Class A	$324,467	30,594	$863		81		$(33,316)	(3,109)	$292,014	27,566
Class B	4,131	388	9		1		(460)	(43)	3,680	346
Class C	39,940	3,743	74		7		(1,149)	(107)	38,865	3,643
Class F-1	7,160	672	16		1		(582)	(53)	6,594	620
Class F-2	4,315	401	9		1		(252)	(24)	4,072	378
Class 529-A	35,172	3,311	100		10		(323)	(30)	34,949	3,291
Class 529-B	698	66	1		—	†	(109)	(10)	590	56
Class 529-C	14,584	1,367	27		3		(188)	(18)	14,423	1,352
Class 529-E	1,098	102	3		1		—	—	1,101	103
Class 529-F-1	1,299	122	3		—	†	—	—	1,302	122
Class R-1	815	76	2		—	†	(12)	(1)	805	75
Class R-2	1,489	137	2		—	†	(6)	(1)	1,485	136
Class R-3	1,389	130	4		—	†	(117)	(11)	1,276	119
Class R-4	93	9	—	†	—	†	— †	— †	93	9
Class R-5	11,493	1,090	40		4		(392)	(36)	11,141	1,058
Class R-6	46	4	—	†	—	†	— †	— †	46	4

Total net increase (decrease)	$448,189	42,212	$1,153		109		$(36,906)	(3,443)	$412,436	38,878

Balanced Portfolio
Class A	$261,957	24,894	$554		52		$(30,373)	(2,853)	$232,138	22,093
Class B	3,378	321	5		—	†	(269)	(25)	3,114	296
Class C	40,576	3,831	62		6		(1,139)	(106)	39,499	3,731
Class F-1	4,286	407	9		1		(105)	(10)	4,190	398
Class F-2	6,059	567	13		1		(16)	(1)	6,056	567
Class 529-A	33,585	3,188	85		8		(354)	(33)	33,316	3,163
Class 529-B	515	49	1		—	†	(35)	(3)	481	46
Class 529-C	14,139	1,343	21		2		(363)	(34)	13,797	1,311
Class 529-E	855	81	2		—	†	(2)	— †	855	81
Class 529-F-1	1,432	136	4		—	†	(119)	(11)	1,317	125
Class R-1	793	75	1		—	†	— †	— †	794	75
Class R-2	2,890	268	3		1		(342)	(32)	2,551	237
Class R-3	4,725	439	10		1		(58)	(6)	4,677	434
Class R-4	567	55	2		—	†	— †	— †	569	55
Class R-5	6,617	634	24		2		(128)	(12)	6,513	624
Class R-6	52	5	—	†	—	†	— †	— †	52	5

Total net increase (decrease)	$382,426	36,293	$796		74		$(33,303)	(3,126)	$349,919	33,241

See page 35 for footnotes.

American Funds Portfolio Series	33

	Sales*		Reinvestments of dividends				Repurchases*		Net increase

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Income Portfolio
Class A	$332,993	32,028	$1,532		146		$(33,168)	(3,164)	$301,357	29,010
Class B	2,768	267	13		1		(363)	(34)	2,418	234
Class C	57,660	5,532	247		24		(1,337)	(127)	56,570	5,429
Class F-1	17,872	1,718	96		9		(221)	(21)	17,747	1,706
Class F-2	10,035	956	42		4		(309)	(29)	9,768	931
Class 529-A	13,212	1,268	70		7		(425)	(41)	12,857	1,234
Class 529-B	337	33	1		—	†	(6)	(1)	332	32
Class 529-C	9,277	889	40		4		(512)	(49)	8,805	844
Class 529-E	852	82	5		—	†	(14)	(1)	843	81
Class 529-F-1	447	43	3		—	†	—	—	450	43
Class R-1	160	15	1		—	†	(10)	(1)	151	14
Class R-2	2,018	192	6		1		(9)	(1)	2,015	192
Class R-3	1,835	174	9		1		(3)	— †	1,841	175
Class R-4	870	82	5		1		—	—	875	83
Class R-5	5,266	507	32		3		(59)	(6)	5,239	504
Class R-6	48	4	—	†	—	†	(1)	— †	47	4

Total net increase (decrease)	$455,650	43,790	$2,102		201		$(36,437)	(3,475)	$421,315	40,516

Tax-Advantaged Income Portfolio
Class A	$90,125	8,724	$297		28		$(26,972)	(2,547)	$63,450	6,205
Class B	82	8	—	†	—	†	(12)	(1)	70	7
Class C	8,001	763	29		3		(596)	(56)	7,434	710
Class F-1	2,948	282	14		2		(137)	(13)	2,825	271
Class F-2	1,409	135	5		—	†	(1)	— †	1,413	135

Total net increase (decrease)	$102,565	9,912	$345		33		$(27,718)	(2,617)	$75,192	7,328

34	American Funds Portfolio Series

	Sales*		Reinvestments of dividends				Repurchases*		Net increase

Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Preservation Portfolio
Class A	$197,273	19,619	$343		34		$(34,768)	(3,449)	$162,848	16,204
Class B	1,752	174	1		—	†	(154)	(15)	1,599	159
Class C	34,032	3,385	30		3		(1,437)	(143)	32,625	3,245
Class F-1	7,875	783	14		1		(1,105)	(110)	6,784	674
Class F-2	3,561	354	12		1		(538)	(53)	3,035	302
Class 529-A	17,555	1,746	40		4		(832)	(83)	16,763	1,667
Class 529-B	631	63	—	†	—	†	(103)	(10)	528	53
Class 529-C	8,727	869	5		—	†	(305)	(30)	8,427	839
Class 529-E	1,359	135	3		—	†	(17)	(1)	1,345	134
Class 529-F-1	732	73	2		—	†	(50)	(5)	684	68
Class R-1	270	27	—	†	—	†	—	—	270	27
Class R-2	1,407	140	2		—	†	(8)	(1)	1,401	139
Class R-3	251	25	1		—	†	(7)	(1)	245	24
Class R-4	271	27	—	†	—	†	— †	— †	271	27
Class R-5	4,041	402	13		1		(687)	(68)	3,367	335
Class R-6	23	2	—	†	—	†	—	—	23	2

Total net increase (decrease)	$279,760	27,824	$466		44		$(40,011)	(3,969)	$240,215	23,899

Tax-Exempt Preservation Portfolio
Class A	$99,451	9,897	$354		35		$(29,058)	(2,879)	$70,747	7,053
Class B	117	12	—	†	—	†	(17)	(2)	100	10
Class C	22,490	2,237	78		8		(522)	(52)	22,046	2,193
Class F-1	9,392	933	41		4		(338)	(33)	9,095	904
Class F-2	12,843	1,275	58		6		(922)	(91)	11,979	1,190

Total net increase (decrease)	$144,293	14,354	$531		53		$(30,857)	(3,057)	$113,967	11,350

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Portfolio Series	35

Financial highlights

		Income from investment operations[1]
								Ratio of expenses to average net assets before waiver[4]	Ratio of expenses to average net assets after waiver[3,4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets[3]
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)

American Funds Global Growth Portfolio
Class A: 10/31/12[6]	$10.00	$.03		$1.14	$1.17	$11.17	11.70%	$53,354.25%	.20%	.71%	.29%

Class B: 10/31/12[6]	10.00	(.01)		1.14	1.13	11.13	11.30	485.56	.51	1.02	(.08)

Class C: 10/31/12[6]	10.00	(.02)		1.15	1.13	11.13	11.30	7,627.56	.51	1.02	(.17)

Class F-1: 10/31/12[6]	10.00	.03		1.14	1.17	11.17	11.70	1,653.19	.14	.65	.28

Class F-2: 10/31/12[6]	10.00	.04		1.14	1.18	11.18	11.80	1,196.11	.06	.57	.37

Class 529-A: 10/31/12[6]	10.00	.02		1.14	1.16	11.16	11.60	8,942.23	.18	.69	.21

Class 529-B: 10/31/12[6]	10.00	(.03)		1.17	1.14	11.14	11.40	157.59	.54	1.05	(.26)

Class 529-C: 10/31/12[6]	10.00	(.02)		1.14	1.12	11.12	11.20	2,000.60	.56	1.07	(.18)

Class 529-E: 10/31/12[6]	10.00	.01		1.15	1.16	11.16	11.60	188.33	.29	.80	.08

Class 529-F-1: 10/31/12[6]	10.00	.03		1.15	1.18	11.18	11.80	258.16	.11	.62	.23

Class R-1: 10/31/12[6]	10.00	—	7	1.14	1.14	11.14	11.40	134.51	.47	.98	(.04)

Class R-2: 10/31/12[6]	10.00	(.02)		1.17	1.15	11.15	11.50	445.47	.42	.93	(.21)

Class R-3: 10/31/12[6]	10.00	.04		1.12	1.16	11.16	11.60	227.33	.29	.80	.39

Class R-4: 10/31/12[6]	10.00	—	7	1.18	1.18	11.18	11.80	318.21	.16	.67	(.02)

Class R-5: 10/31/12[6]	10.00	.03		1.15	1.18	11.18	11.80	10,674.10	.05	.56	.30

Class R-6: 10/31/12[6]	10.00	.05		1.12	1.17	11.17	11.70	18.13	.08	.59	.52

36	American Funds Portfolio Series

		Income from investment operations[1]					Ratio of expenses to average net assets before waiver[4]	Ratio of expenses to average net assets after waiver[3,4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets[3]

Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)

American Funds Growth Portfolio
Class A:
10/31/12[6]	$10.00	$.02	$1.00	$1.02	$11.02	10.20%	$108,024.24%	.19%	.64%	.15%

Class B:
10/31/12[6]	10.00	(.02)	1.00	.98	10.98	9.80	1,427.55	.51	.96	(.23)

Class C:
10/31/12[6]	10.00	(.03)	1.01	.98	10.98	9.80	14,284.55	.50	.95	(.27)

Class F-1:
10/31/12[6]	10.00	.02	1.00	1.02	11.02	10.20	3,161.19	.15	.60	.19

Class F-2:
10/31/12[6]	10.00	.03	1.00	1.03	11.03	10.30	1,851.09	.05	.50	.27

Class 529-A:
10/31/12[6]	10.00	.01	1.00	1.01	11.01	10.10	20,903.23	.18	.63	.09

Class 529-B:
10/31/12[6]	10.00	(.02)	1.00	.98	10.98	9.80	507.59	.55	1.00	(.23)

Class 529-C:
10/31/12[6]	10.00	(.03)	1.01	.98	10.98	9.80	8,041.60	.55	1.00	(.30)

Class 529-E:
10/31/12[6]	10.00	(.01)	1.01	1.00	11.00	10.00	657.35	.30	.75	(.05)

Class 529-F-1:
10/31/12[6]	10.00	.02	1.01	1.03	11.03	10.20	969.14	.10	.55	.16

Class R-1:
10/31/12[6]	10.00	(.04)	1.03	.99	10.99	9.90	752.56	.51	.96	(.34)

Class R-2:
10/31/12[6]	10.00	(.03)	1.03	1.00	11.00	10.00	1,509.48	.44	.89	(.27)

Class R-3:
10/31/12[6]	10.00	.02	.99	1.01	11.01	10.10	505.32	.27	.72	.19

Class R-4:
10/31/12[6]	10.00	— [7]	1.03	1.03	11.03	10.30	227.18	.13	.58	.04

Class R-5:
10/31/12[6]	10.00	.03	1.00	1.03	11.03	10.30	8,737.09	.04	.49	.24

Class R-6:
10/31/12[6]	10.00	.05	.98	1.03	11.03	10.30	71.12	.07	.52	.46

See page 42 for footnotes.

American Funds Portfolio Series	37

Financial highlights (continued)

		Income from investment operations [1]						Ratio of expenses to average net assets before waiver[4]	Ratio of expenses to average net assets after waiver[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]

Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)

American Funds Growth and Income Portfolio
Class A:
10/31/12[6]	$10.00	$.09	$.87	$.96	$(.08)	$10.88	9.63%	$299,962.23%	.18%	.56%	.89%

Class B:
10/31/12[6]	10.00	.06	.87	.93	(.07)	10.86	9.30	3,761.55	.50	.88	.59

Class C:
10/31/12[6]	10.00	.06	.87	.93	(.07)	10.86	9.30	39,558.54	.50	.88	.53

Class F-1:
10/31/12[6]	10.00	.08	.88	.96	(.08)	10.88	9.66	6,749.20	.15	.53	.79

Class F-2:
10/31/12[6]	10.00	.11	.87	.98	(.09)	10.89	9.81	4,114.09	.04	.42	1.06

Class 529-A:
10/31/12[6]	10.00	.09	.87	.96	(.08)	10.88	9.61	35,800.26	.22	.60	.84

Class 529-B:
10/31/12[6]	10.00	.06	.86	.92	(.06)	10.86	9.25	604.59	.54	.92	.53

Class 529-C:
10/31/12[6]	10.00	.05	.88	.93	(.07)	10.86	9.29	14,675.59	.54	.92	.49

Class 529-E:
10/31/12[6]	10.00	.07	.88	.95	(.08)	10.87	9.52	1,115.34	.30	.68	.63

Class 529-F-1:
10/31/12[6]	10.00	.10	.87	.97	(.08)	10.89	9.78	1,331.14	.09	.47	.89

Class R-1:
10/31/12[6]	10.00	.08	.85	.93	(.07)	10.86	9.28	816.54	.50	.88	.79

Class R-2:
10/31/12[6]	10.00	.06	.87	.93	(.07)	10.86	9.38	1,484.48	.43	.81	.52

Class R-3:
10/31/12[6]	10.00	.12	.83	.95	(.08)	10.87	9.52	1,298.31	.27	.65	1.09

Class R-4:
10/31/12[6]	10.00	.11	.86	.97	(.08)	10.89	9.78	93.16	.11	.49	1.02

Class R-5:
10/31/12[6]	10.00	.10	.88	.98	(.09)	10.89	9.81	11,519.08	.03	.41	.96

Class R-6:
10/31/12[6]	10.00	.11	.86	.97	(.08)	10.89	9.78	49.14	.10	.48	1.02

38	American Funds Portfolio Series

		Income from investment operations [1]						Ratio of expenses to average net assets before waiver[4]	Ratio of expenses to average net assets after waiver[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]

Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)

American Funds Balanced Portfolio
Class A:
10/31/12[6]	$10.00	$.08	$.78	$.86	$(.06)	$10.80	8.62%	$238,580.23%	.18%	.53%	.73%

Class B:
10/31/12[6]	10.00	.04	.79	.83	(.05)	10.78	8.29	3,190.55	.50	.85	.37

Class C:
10/31/12[6]	10.00	.04	.79	.83	(.05)	10.78	8.30	40,201.54	.50	.85	.37

Class F-1:
10/31/12[6]	10.00	.08	.78	.86	(.06)	10.80	8.64	4,298.19	.15	.50	.79

Class F-2:
10/31/12[6]	10.00	.09	.79	.88	(.07)	10.81	8.80	6,126.09	.04	.39	.88

Class 529-A:
10/31/12[6]	10.00	.07	.78	.85	(.06)	10.79	8.51	34,148.27	.23	.58	.66

Class 529-B:
10/31/12[6]	10.00	.04	.78	.82	(.04)	10.78	8.25	495.59	.54	.89	.38

Class 529-C:
10/31/12[6]	10.00	.04	.78	.82	(.04)	10.78	8.25	14,126.59	.55	.90	.33

Class 529-E:
10/31/12[6]	10.00	.06	.79	.85	(.06)	10.79	8.49	876.35	.30	.65	.61

Class 529-F-1:
10/31/12[6]	10.00	.09	.77	.86	(.06)	10.80	8.67	1,353.14	.09	.44	.85

Class R-1:
10/31/12[6]	10.00	.04	.79	.83	(.05)	10.78	8.32	807.55	.50	.85	.36

Class R-2:
10/31/12[6]	10.00	.04	.81	.85	(.06)	10.79	8.50	2,552.48	.44	.79	.40

Class R-3:
10/31/12[6]	10.00	.10	.75	.85	(.06)	10.79	8.53	4,686.31	.26	.61	.89

Class R-4:
10/31/12[6]	10.00	.10	.76	.86	(.06)	10.80	8.61	596.20	.15	.50	.92

Class R-5:
10/31/12[6]	10.00	.09	.79	.88	(.07)	10.81	8.80	6,741.08	.03	.38	.83

Class R-6:
10/31/12[6]	10.00	.10	.77	.87	(.06)	10.81	8.77	53.13	.08	.43	.93

See page 42 for footnotes.

American Funds Portfolio Series	39

Financial highlights (continued)

		Income from investment operations [1]						Ratio of expenses to average net assets before waiver[4]	Ratio of expenses to average net assets after waiver[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]

Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)

American Funds Income Portfolio
Class A:
10/31/12[6]	$10.00	$.16	$.52	$.68	$(.11)	$10.57	6.84%	$306,501.23%	.18%	.49%	1.54%

Class B:
10/31/12[6]	10.00	.13	.51	.64	(.09)	10.55	6.47	2,472.55	.50	.81	1.26

Class C:
10/31/12[6]	10.00	.12	.52	.64	(.10)	10.54	6.41	57,237.54	.50	.81	1.20

Class F-1:
10/31/12[6]	10.00	.16	.52	.68	(.11)	10.57	6.85	18,026.20	.16	.47	1.50

Class F-2:
10/31/12[6]	10.00	.17	.52	.69	(.12)	10.57	6.90	9,843.09	.04	.35	1.61

Class 529-A:
10/31/12[6]	10.00	.16	.51	.67	(.11)	10.56	6.72	13,033.25	.20	.51	1.56

Class 529-B:
10/31/12[6]	10.00	.12	.53	.65	(.10)	10.55	6.50	335.58	.53	.84	1.12

Class 529-C:
10/31/12[6]	10.00	.13	.51	.64	(.10)	10.54	6.41	8,891.59	.54	.85	1.20

Class 529-E:
10/31/12[6]	10.00	.15	.52	.67	(.11)	10.56	6.69	856.35	.30	.61	1.47

Class 529-F-1:
10/31/12[6]	10.00	.17	.52	.69	(.12)	10.57	6.89	456.14	.09	.40	1.63

Class R-1:
10/31/12[6]	10.00	.17	.49	.66	(.11)	10.55	6.59	152.48	.43	.74	1.63

Class R-2:
10/31/12[6]	10.00	.13	.53	.66	(.10)	10.56	6.67	2,028.50	.45	.76	1.28

Class R-3:
10/31/12[6]	10.00	.19	.48	.67	(.11)	10.56	6.75	1,844.31	.26	.57	1.85

Class R-4:
10/31/12[6]	10.00	.23	.46	.69	(.12)	10.57	6.89	874.18	.14	.45	2.21

Class R-5:
10/31/12[6]	10.00	.17	.52	.69	(.12)	10.57	6.91	5,329.08	.03	.34	1.68

Class R-6:
10/31/12[6]	10.00	.19	.50	.69	(.12)	10.57	6.89	47.14	.09	.40	1.79

American Funds Tax-Advantaged Income Portfolio
Class A:
10/31/12[6]	$10.00	$.15	$.62	$.77	$(.11)	$10.66	7.73%	$66,173.24%	.19%	.55%	1.45%

Class B:
10/31/12[6]	10.00	.12	.63	.75	(.09)	10.66	7.51	74.52	.48	.84	1.20

Class C:
10/31/12[6]	10.00	.11	.63	.74	(.10)	10.64	7.43	7,552.55	.50	.86	1.01

Class F-1:
10/31/12[6]	10.00	.14	.63	.77	(.11)	10.66	7.79	2,884.19	.15	.51	1.30

Class F-2:
10/31/12[6]	10.00	.15	.64	.79	(.12)	10.67	7.92	1,443.10	.05	.41	1.48

40	American Funds Portfolio Series

		Income from investment operations[1]						Ratio of expenses to average net assets before waiver[4]	Ratio of expenses to average net assets after waiver[3,4]	Net effective expense ratio[5]	Ratio of net income to average net assets[3]

Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in thousands)

American Funds Preservation Portfolio
Class A:
10/31/12[6]	$10.00	$.06	$.07	$.13	$(.05)	$10.08	1.26%	$163,334.23%	.19%	.50%	.60%

Class B:
10/31/12[6]	10.00	.03	.07	.10	(.02)	10.08	.97	1,602.55	.51	.82	.28

Class C:
10/31/12[6]	10.00	.03	.06	.09	(.02)	10.07	.93	32,688.55	.50	.81	.28

Class F-1:
10/31/12[6]	10.00	.06	.07	.13	(.05)	10.08	1.33	6,796.20	.15	.46	.63

Class F-2:
10/31/12[6]	10.00	.07	.07	.14	(.06)	10.08	1.40	3,043.10	.05	.36	.74

Class 529-A:
10/31/12[6]	10.00	.06	.06	.12	(.04)	10.08	1.25	16,801.26	.22	.53	.57

Class 529-B:
10/31/12[6]	10.00	.02	.07	.09	(.01)	10.08	.89	531.59	.55	.86	.25

Class 529-C:
10/31/12[6]	10.00	.02	.07	.09	(.01)	10.08	.93	8,453.60	.55	.86	.24

Class 529-E:
10/31/12[6]	10.00	.05	.06	.11	(.04)	10.07	1.13	1,345.35	.31	.62	.47

Class 529-F-1:
10/31/12[6]	10.00	.07	.07	.14	(.06)	10.08	1.37	686.14	.10	.41	.68

Class R-1:
10/31/12[6]	10.00	.03	.10	.13	(.05)	10.08	1.30	271.45	.41	.72	.35

Class R-2:
10/31/12[6]	10.00	.03	.08	.11	(.04)	10.07	1.11	1,401.47	.42	.73	.33

Class R-3:
10/31/12[6]	10.00	.05	.07	.12	(.04)	10.08	1.19	245.33	.29	.60	.51

Class R-4:
10/31/12[6]	10.00	.06	.08	.14	(.06)	10.08	1.36	271.17	.13	.44	.63

Class R-5:
10/31/12[6]	10.00	.07	.07	.14	(.06)	10.08	1.42	3,377.08	.04	.35	.75

Class R-6:
10/31/12[6]	10.00	.07	.06	.13	(.05)	10.08	1.34	24.13	.08	.39	.72

American Funds Tax-Exempt Preservation Portfolio
Class A:
10/31/12[6]	$10.00	$.12	$.09	$.21	$(.10)	$10.11	2.10%	$71,341.24%	.19%	.50%	1.22%

Class B:
10/31/12[6]	10.00	.09	.09	.18	(.06)	10.12	1.84	101.53	.49	.80	.92

Class C:
10/31/12[6]	10.00	.09	.09	.18	(.08)	10.10	1.77	22,159.55	.51	.82	.89

Class F-1:
10/31/12[6]	10.00	.12	.09	.21	(.10)	10.11	2.13	9,144.20	.16	.47	1.24

Class F-2:
10/31/12[6]	10.00	.13	.09	.22	(.11)	10.11	2.25	12,032.10	.05	.36	1.34

See page 42 for footnotes.

American Funds Portfolio Series	41

Financial highlights (continued)

Portfolio turnover rate for all share classes	For the period ended October 31, 2012[6,8]

Global Growth Portfolio	40%
Growth Portfolio	24
Growth and Income Portfolio	7
Balanced Portfolio	9
Income Portfolio	7
Tax-Advantaged Income Portfolio	45
Preservation Portfolio	16
Tax-Exempt Preservation Portfolio	36

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During the period shown, CRMC reduced fees for investment advisory services.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See pages 45 to 52 for further information regarding fees and expenses.
[6]	Based on operations from May 18, 2012, commencement of operations, through October 31, 2012, and, accordingly, is not representative of a full year.
[7]	Amount less than $.01.
[8]	Portfolio turnover rates reflect the redemption (or removal) of CRMC’s initial capital investment, without which the portfolio turnover rates would have been lower.

See Notes to Financial Statements

42	American Funds Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds Portfolio Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Portfolio Series comprising the American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Balanced Portfolio, American Funds Income Portfolio, American Funds Tax-Advantaged Income Portfolio, American Funds Preservation Portfolio and American Funds Tax-Exempt Preservation Portfolio (the “Series”), as of October 31, 2012, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period from May 18, 2012 (commencement of operations) to October 31, 2012. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2012, by correspondence with the custodian and transfer agent; where replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds Portfolio Series as of October 31, 2012, the results of their operations, the changes in their net assets and the financial highlights for the period from May 18, 2012 (commencement of operations) to October 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California
December 11, 2012

American Funds Portfolio Series    43

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designate the following amounts for the period May 18, 2012, commencement of operations, through October 31, 2012:

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Balanced Portfolio	Income Portfolio	Tax- Advantaged Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

Foreign taxes (per share)	$0.003	$—	$0.002	$0.001	$—	$0.003	$—	$—
Foreign source income (per share)	$0.03	—	$0.02	$0.01	—	$0.02	—	—
Qualified dividend income	100%	—	100%	100%	$1,841,000	100%	$3,000	—
Corporate dividends received deduction	100%	—	$919,000	$762,000	$1,166,000	$241,000	$1,000	—
Exempt interest dividends	—	—	—	—	—	$332,000	—	100%
U.S. government income that may be exempt from state taxation	$1,000	$1,000	$53,000	$104,000	$106,000	$1,000	$164,000	—

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2013, to determine the calendar year amounts to be included on their 2012 tax returns. Shareholders should consult their tax advisers.

44    American Funds Portfolio Series

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual expenses:

The first line of each share class in the table on pages 46 to 52 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on pages 46 to 52 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Portfolio Series    45

Expense example (continued)

	Beginning account value	Ending account value 10/31/2012	Expenses paid during period[1,2]	Annualized expense ratio[2,3]	Effective expenses paid during period[4]	Effective annualized expense ratio[5]
American Funds Global Growth Portfolio
Class A — actual return	$1,000.00	$1,117.00	$2.11	.44%	$4.56	.95%
Class A — assumed 5% return	1,000.00	1,022.92	2.24	.44	4.82	.95

Class B — actual return	1,000.00	1,113.00	5.41	1.13	7.86	1.64
Class B — assumed 5% return	1,000.00	1,019.46	5.74	1.13	8.31	1.64

Class C — actual return	1,000.00	1,113.00	5.41	1.13	7.86	1.64
Class C — assumed 5% return	1,000.00	1,019.46	5.74	1.13	8.31	1.64

Class F-1 — actual return	1,000.00	1,117.00	1.49	.31	3.94	.82
Class F-1 — assumed 5% return	1,000.00	1,023.58	1.58	.31	4.17	.82

Class F-2 — actual return	1,000.00	1,118.00	.62	.13	3.07	.64
Class F-2 — assumed 5% return	1,000.00	1,024.48	.66	.13	3.25	.64

Class 529-A — actual return	1,000.00	1,116.00	1.97	.41	4.41	.92
Class 529-A — assumed 5% return	1,000.00	1,023.08	2.08	.41	4.67	.92

Class 529-B — actual return	1,000.00	1,114.00	5.75	1.20	8.20	1.71
Class 529-B — assumed 5% return	1,000.00	1,019.10	6.09	1.20	8.67	1.71

Class 529-C — actual return	1,000.00	1,112.00	5.89	1.23	8.33	1.74
Class 529-C — assumed 5% return	1,000.00	1,018.95	6.24	1.23	8.82	1.74

Class 529-E — actual return	1,000.00	1,116.00	3.02	.63	5.47	1.14
Class 529-E — assumed 5% return	1,000.00	1,021.97	3.20	.63	5.79	1.14

Class 529-F-1 — actual return	1,000.00	1,118.00	1.20	.25	3.65	.76
Class 529-F-1 — assumed 5% return	1,000.00	1,023.88	1.27	.25	3.86	.76

Class R-1 — actual return	1,000.00	1,114.00	4.94	1.03	7.38	1.54
Class R-1 — assumed 5% return	1,000.00	1,019.96	5.23	1.03	7.81	1.54

Class R-2 — actual return	1,000.00	1,115.00	4.46	.93	6.91	1.44
Class R-2 — assumed 5% return	1,000.00	1,020.46	4.72	.93	7.30	1.44

Class R-3 — actual return	1,000.00	1,116.00	3.07	.64	5.52	1.15
Class R-3 — assumed 5% return	1,000.00	1,021.92	3.25	.64	5.84	1.15

Class R-4 — actual return	1,000.00	1,118.00	1.73	.36	4.18	.87
Class R-4 — assumed 5% return	1,000.00	1,023.33	1.83	.36	4.42	.87

Class R-5 — actual return	1,000.00	1,118.00	.53	.11	2.98	.62
Class R-5 — assumed 5% return	1,000.00	1,024.58	.56	.11	3.15	.62

Class R-6 — actual return	1,000.00	1,117.00	.86	.18	3.31	.69
Class R-6 — assumed 5% return	1,000.00	1,024.23	.92	.18	3.51	.69

46	American Funds Portfolio Series

	Beginning account value	Ending account value 10/31/2012	Expenses paid during period[1,2]	Annualized expense ratio[2,3]	Effective expenses paid during period[4]	Effective annualized expense ratio[5]
American Funds Growth Portfolio
Class A — actual return	$1,000.00	$1,102.00	$2.00	.42%	$4.15	.87%
Class A — assumed 5% return	1,000.00	1,023.03	2.14	.42	4.42	.87

Class B — actual return	1,000.00	1,098.00	5.33	1.12	7.47	1.57
Class B — assumed 5% return	1,000.00	1,019.51	5.69	1.12	7.96	1.57

Class C — actual return	1,000.00	1,098.00	5.28	1.11	7.42	1.56
Class C — assumed 5% return	1,000.00	1,019.56	5.63	1.11	7.91	1.56

Class F-1 — actual return	1,000.00	1,102.00	1.53	.32	3.67	.77
Class F-1 — assumed 5% return	1,000.00	1,023.53	1.63	.32	3.91	.77

Class F-2 — actual return	1,000.00	1,103.00	.52	.11	2.67	.56
Class F-2 — assumed 5% return	1,000.00	1,024.58	.56	.11	2.85	.56

Class 529-A — actual return	1,000.00	1,101.00	1.95	.41	4.10	.86
Class 529-A — assumed 5% return	1,000.00	1,023.08	2.08	.41	4.37	.86

Class 529-B — actual return	1,000.00	1,098.00	5.76	1.21	7.90	1.66
Class 529-B — assumed 5% return	1,000.00	1,019.05	6.14	1.21	8.42	1.66

Class 529-C — actual return	1,000.00	1,098.00	5.76	1.21	7.90	1.66
Class 529-C — assumed 5% return	1,000.00	1,019.05	6.14	1.21	8.42	1.66

Class 529-E — actual return	1,000.00	1,100.00	3.14	.66	5.29	1.11
Class 529-E — assumed 5% return	1,000.00	1,021.82	3.35	.66	5.63	1.11

Class 529-F-1 — actual return	1,000.00	1,102.00	1.00	.21	3.15	.66
Class 529-F-1 — assumed 5% return	1,000.00	1,024.08	1.07	.21	3.35	.66

Class R-1 — actual return	1,000.00	1,099.00	5.38	1.13	7.52	1.58
Class R-1 — assumed 5% return	1,000.00	1,019.46	5.74	1.13	8.01	1.58

Class R-2 — actual return	1,000.00	1,100.00	4.62	.97	6.76	1.42
Class R-2 — assumed 5% return	1,000.00	1,020.26	4.93	.97	7.20	1.42

Class R-3 — actual return	1,000.00	1,101.00	2.86	.60	5.00	1.05
Class R-3 — assumed 5% return	1,000.00	1,022.12	3.05	.60	5.33	1.05

Class R-4 — actual return	1,000.00	1,103.00	1.43	.30	3.58	.75
Class R-4 — assumed 5% return	1,000.00	1,023.63	1.53	.30	3.81	.75

Class R-5 — actual return	1,000.00	1,103.00	.43	.09	2.58	.54
Class R-5 — assumed 5% return	1,000.00	1,024.68	.46	.09	2.75	.54

Class R-6 — actual return	1,000.00	1,103.00	.76	.16	2.91	.61
Class R-6 — assumed 5% return	1,000.00	1,024.33	.81	.16	3.10	.61

See page 52 for footnotes.

American Funds Portfolio Series	47

Expense example (continued)

	Beginning account value	Ending account value 10/31/2012	Expenses paid during period[1,2]	Annualized expense ratio[2,3]	Effective expenses paid during period[4]	Effective annualized expense ratio[5]
American Funds Growth and Income Portfolio
Class A — actual return	$1,000.00	$1,096.34	$1.90	.40%	$3.71	.78%
Class A — assumed 5% return	1,000.00	1,023.13	2.03	.40	3.96	.78

Class B — actual return	1,000.00	1,092.96	5.27	1.11	7.07	1.49
Class B — assumed 5% return	1,000.00	1,019.56	5.63	1.11	7.56	1.49

Class C — actual return	1,000.00	1,093.02	5.17	1.09	6.98	1.47
Class C — assumed 5% return	1,000.00	1,019.66	5.53	1.09	7.46	1.47

Class F-1 — actual return	1,000.00	1,096.65	1.57	.33	3.38	.71
Class F-1 — assumed 5% return	1,000.00	1,023.48	1.68	.33	3.61	.71

Class F-2 — actual return	1,000.00	1,098.07	.43	.09	2.24	.47
Class F-2 — assumed 5% return	1,000.00	1,024.68	.46	.09	2.39	.47

Class 529-A — actual return	1,000.00	1,096.13	2.28	.48	4.09	.86
Class 529-A — assumed 5% return	1,000.00	1,022.72	2.44	.48	4.37	.86

Class 529-B — actual return	1,000.00	1,092.55	5.65	1.19	7.45	1.57
Class 529-B — assumed 5% return	1,000.00	1,019.15	6.04	1.19	7.96	1.57

Class 529-C — actual return	1,000.00	1,092.90	5.70	1.20	7.50	1.58
Class 529-C — assumed 5% return	1,000.00	1,019.10	6.09	1.20	8.01	1.58

Class 529-E — actual return	1,000.00	1,095.19	3.14	.66	4.94	1.04
Class 529-E — assumed 5% return	1,000.00	1,021.82	3.35	.66	5.28	1.04

Class 529-F-1 — actual return	1,000.00	1,097.79	.95	.20	2.76	.58
Class 529-F-1 — assumed 5% return	1,000.00	1,024.13	1.02	.20	2.95	.58

Class R-1 — actual return	1,000.00	1,092.84	5.22	1.10	7.02	1.48
Class R-1 — assumed 5% return	1,000.00	1,019.61	5.58	1.10	7.51	1.48

Class R-2 — actual return	1,000.00	1,093.80	4.56	.96	6.36	1.34
Class R-2 — assumed 5% return	1,000.00	1,020.31	4.88	.96	6.80	1.34

Class R-3 — actual return	1,000.00	1,095.17	2.80	.59	4.61	.97
Class R-3 — assumed 5% return	1,000.00	1,022.17	3.00	.59	4.93	.97

Class R-4 — actual return	1,000.00	1,097.81	1.19	.25	3.00	.63
Class R-4 — assumed 5% return	1,000.00	1,023.88	1.27	.25	3.20	.63

Class R-5 — actual return	1,000.00	1,098.10	.33	.07	2.14	.45
Class R-5 — assumed 5% return	1,000.00	1,024.78	.36	.07	2.29	.45

Class R-6 — actual return	1,000.00	1,097.84	1.05	.22	2.85	.60
Class R-6 — assumed 5% return	1,000.00	1,024.03	1.12	.22	3.05	.60

48	American Funds Portfolio Series

	Beginning account value	Ending account value 10/31/2012	Expenses paid during period[1,2]	Annualized expense ratio[2,3]	Effective expenses paid during period[4]	Effective annualized expense ratio[5]
American Funds Balanced Portfolio
Class A — actual return	$1,000.00	$1,086.20	$1.89	.40%	$3.55	.75%
Class A — assumed 5% return	1,000.00	1,023.13	2.03	.40	3.81	.75

Class B — actual return	1,000.00	1,082.94	5.24	1.11	6.90	1.46
Class B — assumed 5% return	1,000.00	1,019.56	5.63	1.11	7.41	1.46

Class C — actual return	1,000.00	1,083.03	5.15	1.09	6.80	1.44
Class C — assumed 5% return	1,000.00	1,019.66	5.53	1.09	7.30	1.44

Class F-1 — actual return	1,000.00	1,086.43	1.51	.32	3.17	.67
Class F-1 — assumed 5% return	1,000.00	1,023.53	1.63	.32	3.40	.67

Class F-2 — actual return	1,000.00	1,087.97	.43	.09	2.08	.44
Class F-2 — assumed 5% return	1,000.00	1,024.68	.46	.09	2.24	.44

Class 529-A — actual return	1,000.00	1,085.05	2.36	.50	4.02	.85
Class 529-A — assumed 5% return	1,000.00	1,022.62	2.54	.50	4.32	.85

Class 529-B — actual return	1,000.00	1,082.52	5.62	1.19	7.27	1.54
Class 529-B — assumed 5% return	1,000.00	1,019.15	6.04	1.19	7.81	1.54

Class 529-C — actual return	1,000.00	1,082.45	5.67	1.20	7.32	1.55
Class 529-C — assumed 5% return	1,000.00	1,019.10	6.09	1.20	7.86	1.55

Class 529-E — actual return	1,000.00	1,084.88	3.12	.66	4.78	1.01
Class 529-E — assumed 5% return	1,000.00	1,021.82	3.35	.66	5.13	1.01

Class 529-F-1 — actual return	1,000.00	1,086.66	.95	.20	2.60	.55
Class 529-F-1 — assumed 5% return	1,000.00	1,024.13	1.02	.20	2.80	.55

Class R-1 — actual return	1,000.00	1,083.21	5.24	1.11	6.90	1.46
Class R-1 — assumed 5% return	1,000.00	1,019.56	5.63	1.11	7.41	1.46

Class R-2 — actual return	1,000.00	1,084.98	4.59	.97	6.24	1.32
Class R-2 — assumed 5% return	1,000.00	1,020.26	4.93	.97	6.70	1.32

Class R-3 — actual return	1,000.00	1,085.33	2.74	.58	4.40	.93
Class R-3 — assumed 5% return	1,000.00	1,022.22	2.95	.58	4.72	.93

Class R-4 — actual return	1,000.00	1,086.12	1.61	.34	3.26	.69
Class R-4 — assumed 5% return	1,000.00	1,023.43	1.73	.34	3.51	.69

Class R-5 — actual return	1,000.00	1,088.00	.33	.07	1.99	.42
Class R-5 — assumed 5% return	1,000.00	1,024.78	.36	.07	2.14	.42

Class R-6 — actual return	1,000.00	1,087.66	.85	.18	2.51	.53
Class R-6 — assumed 5% return	1,000.00	1,024.23	.92	.18	2.69	.53

See page 52 for footnotes.

American Funds Portfolio Series	49

Expense example (continued)

	Beginning account value	Ending account value 10/31/2012	Expenses paid during period[1,2]	Annualized expense ratio[2,3]	Effective expenses paid during period[4]	Effective annualized expense ratio[5]
American Funds Income Portfolio
Class A — actual return	$1,000.00	$1,068.35	$1.88	.40%	$3.33	.71%
Class A — assumed 5% return	1,000.00	1,023.13	2.03	.40	3.61	.71

Class B — actual return	1,000.00	1,064.72	5.20	1.11	6.65	1.42
Class B — assumed 5% return	1,000.00	1,019.56	5.63	1.11	7.20	1.42

Class C — actual return	1,000.00	1,064.11	5.10	1.09	6.55	1.40
Class C — assumed 5% return	1,000.00	1,019.66	5.53	1.09	7.10	1.40

Class F-1 — actual return	1,000.00	1,068.54	1.64	.35	3.10	.66
Class F-1 — assumed 5% return	1,000.00	1,023.38	1.78	.35	3.35	.66

Class F-2 — actual return	1,000.00	1,069.04	.42	.09	1.88	.40
Class F-2 — assumed 5% return	1,000.00	1,024.68	.46	.09	2.03	.40

Class 529-A — actual return	1,000.00	1,067.21	2.11	.45	3.56	.76
Class 529-A — assumed 5% return	1,000.00	1,022.87	2.29	.45	3.86	.76

Class 529-B — actual return	1,000.00	1,065.03	5.48	1.17	6.93	1.48
Class 529-B — assumed 5% return	1,000.00	1,019.25	5.94	1.17	7.51	1.48

Class 529-C — actual return	1,000.00	1,064.08	5.57	1.19	7.02	1.50
Class 529-C — assumed 5% return	1,000.00	1,019.15	6.04	1.19	7.61	1.50

Class 529-E — actual return	1,000.00	1,066.89	3.09	.66	4.55	.97
Class 529-E — assumed 5% return	1,000.00	1,021.82	3.35	.66	4.93	.97

Class 529-F-1 — actual return	1,000.00	1,068.86	.94	.20	2.39	.51
Class 529-F-1 — assumed 5% return	1,000.00	1,024.13	1.02	.20	2.59	.51

Class R-1 — actual return	1,000.00	1,065.94	4.45	.95	5.90	1.26
Class R-1 — assumed 5% return	1,000.00	1,020.36	4.82	.95	6.39	1.26

Class R-2 — actual return	1,000.00	1,066.67	4.69	1.00	6.14	1.31
Class R-2 — assumed 5% return	1,000.00	1,020.11	5.08	1.00	6.65	1.31

Class R-3 — actual return	1,000.00	1,067.49	2.72	.58	4.17	.89
Class R-3 — assumed 5% return	1,000.00	1,022.22	2.95	.58	4.52	.89

Class R-4 — actual return	1,000.00	1,068.94	1.41	.30	2.86	.61
Class R-4 — assumed 5% return	1,000.00	1,023.63	1.53	.30	3.10	.61

Class R-5 — actual return	1,000.00	1,069.10	.38	.08	1.83	.39
Class R-5 — assumed 5% return	1,000.00	1,024.73	.41	.08	1.98	.39

Class R-6 — actual return	1,000.00	1,068.90	.94	.20	2.39	.51
Class R-6 — assumed 5% return	1,000.00	1,024.13	1.02	.20	2.59	.51

50	American Funds Portfolio Series

	Beginning account value	Ending account value 10/31/2012	Expenses paid during period[1,2]	Annualized expense ratio[2,3]	Effective expenses paid during period[4]	Effective annualized expense ratio[5]
American Funds Tax-Advantaged Income Portfolio
Class A — actual return	$1,000.00	$1,077.33	$2.03	.43%	$3.72	.79%
Class A — assumed 5% return	1,000.00	1,022.97	2.19	.43	4.01	.79

Class B — actual return	1,000.00	1,075.08	4.99	1.06	6.68	1.42
Class B — assumed 5% return	1,000.00	1,019.81	5.38	1.06	7.20	1.42

Class C — actual return	1,000.00	1,074.32	5.22	1.11	6.91	1.47
Class C — assumed 5% return	1,000.00	1,019.56	5.63	1.11	7.46	1.47

Class F-1 — actual return	1,000.00	1,077.88	1.56	.33	3.25	.69
Class F-1 — assumed 5% return	1,000.00	1,023.48	1.68	.33	3.51	.69

Class F-2 — actual return	1,000.00	1,079.17	.57	.12	2.26	.48
Class F-2 — assumed 5% return	1,000.00	1,024.53	.61	.12	2.44	.48

American Funds Preservation Portfolio
Class A — actual return	$1,000.00	$1,012.65	$1.92	.42%	$3.33	.73%
Class A — assumed 5% return	1,000.00	1,023.03	2.14	.42	3.71	.73

Class B — actual return	1,000.00	1,009.72	5.10	1.12	6.52	1.43
Class B — assumed 5% return	1,000.00	1,019.51	5.69	1.12	7.25	1.43

Class C — actual return	1,000.00	1,009.28	5.06	1.11	6.47	1.42
Class C — assumed 5% return	1,000.00	1,019.56	5.63	1.11	7.20	1.42

Class F-1 — actual return	1,000.00	1,013.32	1.55	.34	2.97	.65
Class F-1 — assumed 5% return	1,000.00	1,023.43	1.73	.34	3.30	.65

Class F-2 — actual return	1,000.00	1,014.01	.50	.11	1.92	.42
Class F-2 — assumed 5% return	1,000.00	1,024.58	.56	.11	2.14	.42

Class 529-A — actual return	1,000.00	1,012.48	2.19	.48	3.61	.79
Class 529-A — assumed 5% return	1,000.00	1,022.72	2.44	.48	4.01	.79

Class 529-B — actual return	1,000.00	1,008.93	5.51	1.21	6.92	1.52
Class 529-B — assumed 5% return	1,000.00	1,019.05	6.14	1.21	7.71	1.52

Class 529-C — actual return	1,000.00	1,009.30	5.56	1.22	6.97	1.53
Class 529-C — assumed 5% return	1,000.00	1,019.00	6.19	1.22	7.76	1.53

Class 529-E — actual return	1,000.00	1,011.29	3.10	.68	4.52	.99
Class 529-E — assumed 5% return	1,000.00	1,021.72	3.46	.68	5.03	.99

Class 529-F-1 — actual return	1,000.00	1,013.70	.96	.21	2.37	.52
Class 529-F-1 — assumed 5% return	1,000.00	1,024.08	1.07	.21	2.64	.52

Class R-1 — actual return	1,000.00	1,012.96	4.06	.89	5.48	1.20
Class R-1 — assumed 5% return	1,000.00	1,020.66	4.52	.89	6.09	1.20

Class R-2 — actual return	1,000.00	1,011.12	4.24	.93	5.66	1.24
Class R-2 — assumed 5% return	1,000.00	1,020.46	4.72	.93	6.29	1.24

Class R-3 — actual return	1,000.00	1,011.93	2.87	.63	4.29	.94
Class R-3 — assumed 5% return	1,000.00	1,021.97	3.20	.63	4.77	.94

Class R-4 — actual return	1,000.00	1,013.57	1.28	.28	2.69	.59
Class R-4 — assumed 5% return	1,000.00	1,023.73	1.42	.28	3.00	.59

Class R-5 — actual return	1,000.00	1,014.16	.41	.09	1.83	.40
Class R-5 — assumed 5% return	1,000.00	1,024.68	.46	.09	2.03	.40

Class R-6 — actual return	1,000.00	1,013.36	.82	.18	2.24	.49
Class R-6 — assumed 5% return	1,000.00	1,024.23	.92	.18	2.49	.49

See page 52 for footnotes.

American Funds Portfolio Series	51

Expense example (continued)

	Beginning account value	Ending account value 10/31/2012	Expenses paid during period[1,2]	Annualized expense ratio[2,3]	Effective expenses paid during period[4]	Effective annualized expense ratio[5]
American Funds Tax-Exempt Preservation Portfolio
Class A — actual return	$1,000.00	$1,021.03	$1.92	.42%	$3.35	.73%
Class A — assumed 5% return	1,000.00	1,023.03	2.14	.42	3.71	.73

Class B — actual return	1,000.00	1,018.43	4.90	1.07	6.32	1.38
Class B — assumed 5% return	1,000.00	1,019.76	5.43	1.07	7.00	1.38

Class C — actual return	1,000.00	1,017.71	5.08	1.11	6.50	1.42
Class C — assumed 5% return	1,000.00	1,019.56	5.63	1.11	7.20	1.42

Class F-1 — actual return	1,000.00	1,021.29	1.60	.35	3.03	.66
Class F-1 — assumed 5% return	1,000.00	1,023.38	1.78	.35	3.35	.66

Class F-2 — actual return	1,000.00	1,022.45	.50	.11	1.93	.42
Class F-2 — assumed 5% return	1,000.00	1,024.58	.56	.11	2.14	.42

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The period for the “annualized expense ratio” and “actual return” line is based on the number of days from May 18, 2012 (commencement of operations), through October 31, 2012, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 184 days.
[4]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the period).
[5]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

52	American Funds Portfolio Series

Approval of Investment Advisory and Service Agreement

The series’ board has approved the Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an initial term through December 31, 2013. The board determined that the funds’ proposed advisory fee structure was fair and reasonable in relation to the services proposed to be provided and that approving the agreement was in the best interests of the funds and their shareholders.

In reaching this decision, the board took into account information furnished to them throughout the year in connection with their service on boards of other American Funds, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. The board considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services
The board considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board also considered the nature, extent and quality of administrative, compliance and shareholder services that would be provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to fund shareholders from investing in funds that are part of a large family of funds. The board concluded that the nature, extent and quality of the services provided by CRMC would benefit the funds and their shareholders.

2. Investment results
The board considered the manner in which CRMC proposes to manage the funds in light of their investment objectives. It also considered the proposed investment policies and restrictions of the funds and CRMC’s experience in managing similar funds. The board concluded that CRMC’s record indicated that its management of the funds should benefit the funds and their shareholders.

3. Advisory fees and total expenses
The board reviewed the proposed advisory fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) compared to those of other relevant funds. The board noted CRMC’s waiver of the entire advisory fee payable by the funds under the agreement and CRMC’s commitment not to remove the waiver without board approval. In addition, the board reviewed information regarding the advisory fees paid by clients of an affiliate of CRMC. It noted that, to the extent there were differences between the advisory fee schedule for the funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the funds and the other clients. The board took into account the funds’ projected total cost structure and concluded that it would be fair and reasonable in relation to the services that CRMC proposed to provide, and that the shareholders would receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the funds.

4. Ancillary benefits
The board considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s proposed relationship with the series and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board considered CRMC’s portfolio trading practices, noting that while CRMC would receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts that were proposed to be paid to CRMC by each fund.

5. Adviser financial information
The board noted that it had previously reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. It considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. It noted information regarding the compensation structure for CRMC’s investment professionals. The board had also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board concluded that, with respect to each fund, the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Portfolio Series	53

Board of trustees and other officers

“Independent” trustees1

Name and age	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee

William H. Baribault, 67	2012	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	61	None

James G. Ellis, 65	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	65	Quiksilver, Inc.

Leonard R. Fuller, 66	2012	President and CEO, Fuller Consulting (financial management consulting firm)	65	None

W. Scott Hedrick, 67	2012	Founding General Partner, InterWest Partners (venture capital firm)	61	Hot Topic, Inc.; Office Depot, Inc.

R. Clark Hooper, 66 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	67	JPMorgan Value Opportunities Fund, Inc.; The Swiss Helvetia Fund, Inc.

Merit E. Janow, 54	2012	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	64	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Laurel B. Mitchell, Ph.D., 57	2012	Clinical Professor and Director, Accounting Program, University of Redlands	61	None

Frank M. Sanchez, 69	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	61	None

Margaret Spellings, 55	2012	President and CEO, Margaret Spellings & Company (public policy and strategic consulting); President, U.S. Forum for Policy Innovation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce; former United States Secretary of Education, United States Department of Education	64	None

Steadman Upham, Ph.D., 63	2012	President and University Professor, The University of Tulsa	64	None

“Interested” trustee5,6

Name, age and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex[3] overseen by trustee	Other directorships[4] held by trustee

Bradley J. Vogt, 47 Vice Chairman of the Board	2012	Director, Capital Research and Management Company; Chairman, Capital Research Company;[7] Senior Vice President — Capital Research Global Investors, Capital Research Company;[7] Director, American Funds Distributors, Inc.[7]	15	None

The series’ statement of additional information includes further details about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

See page 55 for footnotes.

54	American Funds Portfolio Series

Other officers[6]

Name, age and position with fund	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund

Walter R. Burkley, 46 President	2012	Senior Vice President and Senior Counsel —Fund Business Management Group, Capital Research and Management Company

Alan N. Berro, 52 Senior Vice President	2012	Senior Vice President — Capital World Investors, Capital Research and Management Company

James B. Lovelace, 56 Senior Vice President	2012	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company

Wesley K.-S. Phoa, 46 Senior Vice President	2012	Senior Vice President — Fixed Income, Capital Research Company;[7] Senior Vice President, Capital International Research, Inc.;[7] Vice President, Capital Strategy Research, Inc.[7]

John H. Smet, 56 Senior Vice President	2012	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]

Andrew B. Suzman, 45 Senior Vice President	2012	Senior Vice President — Capital World Investors, Capital Research Company;[7] Director, American Funds Distributors, Inc.;[7] Director, Capital Strategy Research, Inc.[7]

Maria T. Manotok, 38 Vice President	2012	Vice President and Associate Counsel — Fund Business Management Group, Capital Research and Management Company

Steven I. Koszalka, 48 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company Secretary

Gregory F. Niland, 41 Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 44 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

Dori Laskin, 61 Assistant Treasurer	2012	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	The term “independent” trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	Capital Research and Management Company manages the American Funds. Capital Research and Management Company also manages American Funds Insurance Series,® which is composed of 19 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,® which is composed of 10 funds and is available through tax-deferred retirement plans and IRAs; American Funds Portfolio Series,SM which is composed of eight funds; and American Funds College Target Date Series,SM which is composed of seven funds.
[4]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	“Interested persons” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).
[6]	All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

American Funds Portfolio Series	55

Office of the series
6455 Irvine Center Drive
Irvine, CA 92618

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

56	American Funds Portfolio Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The right choice for the long term®

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach
We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

Proven system
Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1] As of 12/31/11.
[2] Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3] Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

■	Growth funds
AMCAP Fund® EuroPacific Growth Fund®
The Growth Fund of America® The New Economy Fund® New Perspective Fund® New World Fund® SMALLCAP World Fund®

■	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund® Fundamental InvestorsSM
International Growth and Income FundSM The Investment Company of America® Washington Mutual Investors FundSM

■	Equity-income funds
Capital Income Builder® The Income Fund of America®

■	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

■	Bond funds
American Funds Mortgage Fund® American High-Income Trust® The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America® Short-Term Bond Fund of America® U.S. Government Securities Fund®

■	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

■	Money market fund
American Funds Money Market Fund®

■	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

■	American Funds Target Date Retirement Series®

■	American Funds College Target Date SeriesSM

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2011	None
2012	$18,000

b) Audit-Related Fees:
2011	None
2012	None
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2011	None
2012	$9,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2011	None

2012	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2011	$1,005,000
2012	$1,028,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2011	$36,000
2012	$18,000
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2011	$2,000
2012	$2,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,602,000 for fiscal year 2011 and $1,634,000 for fiscal year 2012. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 31, 2012

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2012